Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Supplemental cash flow information [Text Block]

19. Supplemental cash flow information

The following table summarizes the changes in non-cash working capital for the years ended December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
	$	$
Receivables and receivable due from related party	5,643	(4,628)
Prepaid expenses and deposits	10	(235)
Accounts payable, accrued liabilities and payable due to related party	1,445	(2,322)
Change in non-cash working capital	7,098	(7,185)